Goodwill (Detail) - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Goodwill [line items]
CGU: MAT NV SAM BE	€ 3,241	€ 3,241	€ 3,241
CGU: e-Prototype	800	794	818
CGU: Actech	8,812	8,812	8,812
CGU: OrthoView	4,683	4,467	4,504
CGU: MAT NV Manufacturing (Metal)	177	177	177
CGU: Engimplan	2,461	0	0
Total Goodwill	€ 20,174	€ 17,491	€ 17,552	[1]

[1]	* The year 2017 has been restated to reflect the final accounting of the business combination with ACTech.